Financial Risk Management - Disclosure of Detailed Information About Cash Flow Hedged Items (Detail) £ in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 BRL (R$)
Currency Swap Contract One [Member]
Disclosure of financial assets [line items]
Hedged item	Currency	Currency	Currency
Notional currency	BRL	BRL	BRL
Notional value	R$ 2,664,001
Accrual value	662,112
Fair value	727,068
Accumulated contract gain (loss)	64,956
Gain in the 9-month period	R$ 109,523
Forward contract [member]
Disclosure of financial assets [line items]
Hedged item	Currency	Currency	Currency
Notional currency	GBP	GBP	GBP
Notional value	R$ 1,302,869			£ 1,038,538	R$ 1,773,810
Accrual value | £				625
Fair value | £				£ 152
Accumulated contract gain (loss) | £		£ (473)
Gain in the 9-month period | £		£ (2,245)
Currency Swap Contract Two [Member]
Disclosure of financial assets [line items]
Hedged item	Currency	Currency	Currency
Notional currency	MXN	MXN	MXN
Gain in the 9-month period | $			$ 59